Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trading and other
Fair value of assets	£ 20,717	£ 19,702
Fair value of liabilities	17,562	15,842
Hedging
Fair value of assets	14	25
Fair value of liabilities	264	290
Total recognised derivative assets	20,731	19,727
Total recognised derivative liabilities	17,826	16,132
Fair value hedges
Hedging
Fair value of assets	3	12
Fair value of liabilities	244	253
Cash flow hedges
Hedging
Fair value of assets	11	13
Fair value of liabilities	20	37
Exchange rate contracts | Trading and other
Trading and other
Fair value of assets	7,976	7,594
Fair value of liabilities	7,244	6,454
Interest rate contracts | Trading and other
Trading and other
Fair value of assets	12,215	11,797
Fair value of liabilities	9,538	8,924
Credit derivatives | Trading and other
Trading and other
Fair value of assets	65	75
Fair value of liabilities	194	170
Equity, commodity and other contracts | Trading and other
Trading and other
Fair value of assets	461	236
Fair value of liabilities	£ 586	£ 294